UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21519
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%(1)

Security	Shares	Value
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	39,000	$2,930,850

		$2,930,850

Commercial Banks — 6.9%
Fifth Third Bancorp	500,000	$6,355,000
PNC Financial Services Group, Inc.	125,000	7,423,750
Wells Fargo & Co.	240,000	6,655,200

		$20,433,950

Commercial Services & Supplies — 1.7%
Covanta Holding Corp.	331,000	$4,988,170

		$4,988,170

Communications Equipment — 0.9%
Telefonaktiebolaget LM Ericsson, Class B	248,000	$2,736,472

		$2,736,472

Computers & Peripherals — 1.9%
International Business Machines Corp.	44,000	$5,649,600

		$5,649,600

Construction Materials — 0.9%
Lafarge SA	50,000	$2,722,479

		$2,722,479

Diversified Telecommunication Services — 5.1%
Cable & Wireless Communication PLC	3,217,000	$2,988,388
Tele2 AB	196,000	3,476,802
Telefonos de Mexico SA de CV ADR	200,000	2,890,000
Telekomunikacja Polska SA	604,000	3,128,316
Telkom South Africa, Ltd.	573,000	2,678,855

		$15,162,361

Electric Utilities — 1.0%
Enel SpA	609,000	$2,985,635

		$2,985,635

Energy Equipment & Services — 3.3%
Halliburton Co.	78,000	$2,330,640
Schlumberger, Ltd.	76,000	4,534,160
TGS Nopec Geophysical Co. ASA	221,000	2,925,657

		$9,790,457

Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	113,000	$5,784,470

		$5,784,470

Food Products — 4.1%
Nestle SA ADR	63,000	$3,109,050
Tate & Lyle PLC	438,000	3,088,015
Unilever PLC ADR	203,000	5,811,890

		$12,008,955

Health Care Equipment & Supplies — 0.9%
Covidien PLC	74,000	$2,761,680

		$2,761,680

Security	Shares	Value
Health Care Providers & Services — 2.3%
Fresenius Medical Care AG & Co. KGaA	125,000	$6,856,251

		$6,856,251

Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	104,000	$7,251,920

		$7,251,920

Household Durables — 1.4%
Whirlpool Corp.	48,000	$3,998,400

		$3,998,400

Household Products — 4.1%
Colgate-Palmolive Co.	73,000	$5,765,540
Kimberly-Clark de Mexico SA de CV	1,000,000	6,281,233

		$12,046,773

Independent Power Producers & Energy Traders — 0.7%
Huaneng Power International, Inc., Class H	3,673,051	$2,141,029

		$2,141,029

Industrial Conglomerates — 2.0%
Siemens AG	60,000	$5,869,219

		$5,869,219

Insurance — 4.2%
Aflac, Inc.	80,000	$3,935,200
Lincoln National Corp.	126,000	3,281,040
Prudential Financial, Inc.	89,000	5,098,810

		$12,315,050

IT Services — 2.4%
Accenture PLC, Class A	71,000	$2,814,440
MasterCard, Inc., Class A	20,000	4,200,800

		$7,015,240

Machinery — 3.3%
Caterpillar, Inc.	46,000	$3,208,500
Danaher Corp.	92,000	3,533,720
Parker Hannifin Corp.	47,000	2,919,640

		$9,661,860

Media — 1.7%
Time Warner, Inc.	160,000	$5,033,600

		$5,033,600

Metals & Mining — 6.1%
BHP Billiton, Ltd. ADR	109,103	$7,880,510
Freeport-McMoRan Copper & Gold, Inc.	93,000	6,653,220
Newmont Mining Corp.	60,000	3,354,000

		$17,887,730

Multi-Utilities — 3.7%
National Grid PLC	574,000	$4,597,936
United Utilities Group PLC	690,000	6,333,256

		$10,931,192

Multiline Retail — 2.4%
Target Corp.	140,000	$7,184,800

		$7,184,800

Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	50,000	$3,810,500
Enbridge, Inc.	52,000	2,529,280
Exxon Mobil Corp.	30,000	1,790,400

Security	Shares	Value
Hess Corp.	84,000	$4,501,560
Occidental Petroleum Corp.	80,000	6,234,400
Royal Dutch Shell PLC, Class A	221,000	6,086,407
Total SA ADR	35,000	1,772,050

		$26,724,597

Paper & Forest Products — 2.7%
UPM-Kymmene Oyj	548,000	$7,952,482

		$7,952,482

Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	167,000	$4,161,640
Merck & Co., Inc.	80,000	2,756,800
Novartis AG	113,000	5,493,287
Sanofi-Aventis	85,000	4,941,261
Teva Pharmaceutical Industries, Ltd. ADR(2)	80,000	3,908,000

		$21,260,988

Road & Rail — 2.2%
Canadian Pacific Railway, Ltd.	63,000	$3,762,044
Firstgroup PLC	494,000	2,851,396

		$6,613,440

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	288,000	$5,932,800
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	575,000	5,807,500

		$11,740,300

Software — 0.9%
Microsoft Corp.	107,000	$2,761,670

		$2,761,670

Specialty Retail — 1.0%
Home Depot, Inc.	100,000	$2,851,000

		$2,851,000

Wireless Telecommunication Services — 2.9%
Millicom International Cellular SA	35,430	$3,302,785
Rogers Communications, Inc., Class B	155,000	5,381,600

		$8,684,385

Total Common Stocks (identified cost $235,052,418)		$284,737,005

Preferred Stocks — 22.9%

Security	Shares	Value
Commercial Banks — 11.2%
Abbey National Capital Trust I, 8.963%(3)	750	$779,213
Bank of America Corp., 6.70%	58,000	1,280,640
Bank of America Corp., 8.125%(3)	1,000	1,024,621
Bank of America Corp., Series I, 6.625%	46,000	1,018,900
Barclays Bank PLC, 7.434%(3)(4)	1,500	1,491,514
BBVA International SA Unipersonal, 5.919%(3)	1,250	1,028,029
BNP Paribas, 7.195%(3)(4)	25	2,405,192
CoBank, ACB, 11.00%(4)	20,000	1,115,000
Credit Agricole SA/London, 6.637%(3)(4)	2,100	1,803,232
DB Contingent Capital Trust II, 6.55%	25,000	562,750
HSBC Holdings PLC, 8.00%	134,000	3,481,320
JPMorgan Chase & Co., 7.90%(3)	2,500	2,669,845
KeyCorp Capital X, 8.00%	15,000	381,750
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)	2,150	0
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	1,900	1,111,500

Security	Shares	Value
Rabobank Nederland, 11.00%(3)(4)	1,390	$1,772,210
Royal Bank of Scotland Group PLC, 7.648%(3)	244	211,790
Royal Bank of Scotland Group PLC, Series F, 7.65%	3,978	82,464
Royal Bank of Scotland Group PLC, Series L, 5.75%	174,080	2,839,245
Santander Finance SA Unipersonal, 10.50%	80,147	2,244,116
Standard Chartered PLC, 6.409%(3)(4)	10.5	954,881
UBS Preferred Funding Trust I, 8.622%(3)	1,800	1,861,279
Wells Fargo & Co., 7.98%(3)	1,200	1,277,910
Wells Fargo & Co., Class A, 7.50%	1,800	1,755,000

		$33,152,401

Electric Utilities — 0.4%
Entergy Arkansas, Inc., 6.45%	22,000	$525,250
Southern California Edison Co., 6.00%	6,000	603,000

		$1,128,250

Food Products — 0.6%
Dairy Farmers of America, 7.875%(4)	18,500	$1,509,485
Ocean Spray Cranberries, Inc., 6.25%(4)	4,250	317,953

		$1,827,438

Insurance — 5.8%
Aegon NV, 6.375%	95,000	$1,914,250
AXA SA, 6.379%(3)(4)	500	406,509
AXA SA, 6.463%(3)(4)	4,400	3,555,741
Endurance Specialty Holdings, Ltd., Series A, 7.75%	56,750	1,379,025
ING Capital Funding Trust III, 8.439%(3)	5,130	4,987,119
Prudential PLC, 6.50%	2,600	2,298,951
RenaissanceRe Holdings, Ltd., Series C, 6.08%	113,000	2,464,530

		$17,006,125

Oil, Gas & Consumable Fuels — 1.7%
Kinder Morgan GP, Inc., 8.33%(3)(4)	5,000	$5,022,188

		$5,022,188

Real Estate Investment Trusts (REITs) — 3.2%
CapLease, Inc., 8.125%	75,000	$1,782,000
Developers Diversified Realty Corp., Series I, 7.50%	159,500	3,553,660
Regency Centers Corp., Series C, 7.45%	80,000	1,988,000
Vornado Realty, LP, 7.875%	80,000	2,085,600

		$9,409,260

Total Preferred Stocks (identified cost $69,328,109)		$67,545,662

Corporate Bonds & Notes — 7.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 3.0%
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	$1,975	$2,034,250
Capital One Capital V, 10.25%, 8/15/39	791	861,201
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(6)(7)	2,440	2,525,400
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(6)(7)	2,000	1,735,000
SunTrust Capital VIII, 6.10% to 12/15/36, 12/1/66(6)	2,000	1,670,326

		$8,826,177

Diversified Financial Services — 1.1%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(6)	$3,500	$3,346,875

		$3,346,875

	Principal
	Amount
Security	(000’s omitted)	Value
Insurance — 2.4%
Everest Reinsurance Holdings, Inc., 6.60% to 5/15/17, 5/15/37, 5/15/67(6)(7)	$1,530	$1,369,350
MetLife, Inc., 10.75%, 8/1/69	2,000	2,474,706
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(4)(6)	465	383,878
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(6)	3,600	2,772,000

		$6,999,934

Retail-Food and Drug — 0.6%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(6)(7)	$2,000	$1,840,762

		$1,840,762

Total Corporate Bonds & Notes (identified cost $19,375,886)		$21,013,748

Short-Term Investments — 2.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(8)	$7,800	$7,800,476

Total Short-Term Investments (identified cost $7,800,476)		$7,800,476

Total Investments — 129.0% (identified cost $331,556,889)		$381,096,891

Other Assets, Less Liabilities — (29.0)%		$(85,630,224)

Net Assets — 100.0%		$295,466,667

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Non-income producing security.

(3)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $23,883,533 or 8.1% of the Fund’s net assets.

(5)		Defaulted security.

(6)		Security converts to floating rate after the indicated fixed-rate coupon period.

(7)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $8,716 and $0, respectively.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	55.1%	$209,926,515
United Kingdom	10.9	41,570,768
France	4.0	15,201,272
Germany	3.3	12,725,470
Canada	3.1	11,672,924
Mexico	2.4	9,171,233
Switzerland	2.3	8,602,337
Australia	2.1	8,264,388
Finland	2.1	7,952,482
Netherlands	1.7	6,448,410
Sweden	1.6	6,213,274
Taiwan	1.5	5,807,500
Ireland	1.5	5,576,120
Israel	1.0	3,908,000
Bermuda	1.0	3,843,555
Luxembourg	0.9	3,302,785
Poland	0.8	3,128,316
Italy	0.8	2,985,635
Norway	0.8	2,925,657
Cayman Islands	0.7	2,772,000
South Africa	0.7	2,678,855
Spain	0.6	2,244,116
China	0.6	2,141,029
Brazil	0.5	2,034,250
Iceland	0.0	0

Total Investments	100.0%	$381,096,891

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
8/6/10	Euro 8,051,387	United States Dollar 9,980,700	$(511,454)
8/6/10	Euro 8,630,321	United States Dollar 10,730,466	(516,125)
8/6/10	Euro 8,086,682	United States Dollar 9,972,091	(566,057)
8/6/10	Euro 9,204,768	United States Dollar 11,348,200	(646,982)
8/6/10	Euro 10,725,307	United States Dollar 13,274,230	(702,440)

			$(2,943,058)

At July 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,943,058.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$332,974,479

Gross unrealized appreciation	$55,470,426
Gross unrealized depreciation	(7,348,014)

Net unrealized appreciation	$48,122,412

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$26,319,720	$—	$—	$26,319,720
Consumer Staples	26,752,183	3,088,015	—	29,840,198
Energy	27,502,990	9,012,064	—	36,515,054
Financials	32,749,000	—	—	32,749,000
Health Care	13,588,120	17,290,799	—	30,878,919
Industrials	17,580,879	12,482,660	—	30,063,539
Information Technology	27,166,810	2,736,472	—	29,903,282
Materials	17,887,730	10,674,961	—	28,562,691
Telecommunication Services	14,562,773	9,283,973	—	23,846,746
Utilities	—	16,057,856	—	16,057,856

Total Common Stocks	$204,110,205	$80,626,800 *	$—	$284,737,005

Preferred Stocks
Consumer Staples	$—	$1,827,438	$—	$1,827,438
Energy	—	5,022,188	—	5,022,188
Financials	30,585,460	28,982,326	—	59,567,786
Utilities	603,000	525,250	—	1,128,250

Total Preferred Stocks	$31,188,460	$36,357,202	$—	$67,545,662

Corporate Bonds & Notes	$—	$21,013,748	$—	$21,013,748
Short-Term Investments	—	7,800,476	—	7,800,476

Total Investments	$235,298,665	$145,798,226	$—	$381,096,891

Liability Description

Forward Foreign Currency Exchange
Contracts	$—	$(2,943,058)	$—	$(2,943,058)

Total	$—	$(2,943,058)	$—	$(2,943,058)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 24, 2010